Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHLAND FUNDS II
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Supplement [Text Block]	hfii_SupplementTextBlock

HIGHLAND FUNDS II

Fund	Class A	Class C	Class Y
Highland Energy MLP Fund	HEFAX	HEFCX	HEFYX
Highland Premier Growth Equity Fund	HPEAX	HPECX	HPEYX
Highland Small-Cap Equity Fund	HSZAX	HSZCX	HSZYX
Highland Global Allocation Fund	HCOAX	HCOCX	HCOYX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 19, 2016 to the Prospectus and Statement of Additional Information (“SAI”) for the Funds, dated February 1, 2016, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Disclosure Relating to Highland Energy MLP Fund (for purposes of this section only, the “Fund”)

The fourth paragraph of the section entitled “Principal Investment Strategies” that begins on page 2 of the Prospectus is deleted in its entirety and replaced with the following:

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may invest without limitation in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments the Fund can make. The Fund may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to any extent deemed by the Adviser to be in the best interest of the Fund, and to the extent permitted by the 1940 Act, to hedge various investments for risk management and speculative purposes.

Disclosure Relating to Highland Premier Growth Equity Fund (for purposes of this section only, the “Fund”)

The final paragraph of the section entitled “Principal Investment Strategies” that begins on page 10 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio manager may also invest in exchange-traded funds (“ETFs”). The Fund may invest without limitation in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments the Fund can make. The Fund may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to any extent deemed by the Adviser to be in the best interest of the Fund, and to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), to hedge various investments for risk management and speculative purposes.

Disclosure Relating to Highland Small-Cap Equity Fund (for purposes of this section only, the “Fund”)

The final paragraph of the section entitled “Principal Investment Strategies” that begins on page 16 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small-cap range, debt securities and foreign (non-U.S.) securities. The Fund may also invest in exchange-traded funds (“ETFs”). The Fund may invest without limitation in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments the Fund can make. The Fund may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to any extent deemed by the Adviser to be in the best interest of the Fund, and to the extent permitted by the 1940 Act, to hedge various investments for risk management and speculative purposes.

Disclosure Relating to Highland Global Allocation Fund (for purposes of this section only, the “Fund”)

The eighth paragraph of the section entitled “Principal Investment Strategies” that begins on page 30 of the Prospectus is deleted in its entirety and replaced with the following:

In addition, the Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”). The Fund’s portfolio may include pooled investment vehicles that provide exposure to foreign equity securities and that invest in both developed and emerging markets, including ETFs that seek to track the performance of securities of a single country. The Fund may invest without limitation in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments the Fund can make. The Fund may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to any extent deemed by the Adviser to be in the best interest of the Fund, and to the extent permitted by the 1940 Act, to hedge various investments for risk management and speculative purposes.

Highland Energy MLP Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hfii_SupplementTextBlock

HIGHLAND FUNDS II

Fund	Class A	Class C	Class Y
Highland Energy MLP Fund	HEFAX	HEFCX	HEFYX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 19, 2016 to the Prospectus and Statement of Additional Information (“SAI”) for the Funds, dated February 1, 2016, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Disclosure Relating to Highland Energy MLP Fund (for purposes of this section only, the “Fund”)

The fourth paragraph of the section entitled “Principal Investment Strategies” that begins on page 2 of the Prospectus is deleted in its entirety and replaced with the following:

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may invest without limitation in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments the Fund can make. The Fund may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to any extent deemed by the Adviser to be in the best interest of the Fund, and to the extent permitted by the 1940 Act, to hedge various investments for risk management and speculative purposes.

Highland Premier Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hfii_SupplementTextBlock

HIGHLAND FUNDS II

Fund	Class A	Class C	Class Y
Highland Premier Growth Equity Fund	HPEAX	HPECX	HPEYX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 19, 2016 to the Prospectus and Statement of Additional Information (“SAI”) for the Funds, dated February 1, 2016, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Disclosure Relating to Highland Premier Growth Equity Fund (for purposes of this section only, the “Fund”)

The final paragraph of the section entitled "Principal Investment Strategies" that begins on page 10 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio manager may also invest in exchange-traded funds ("ETFs"). The Fund may invest without limitation in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments the Fund can make. The Fund may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to any extent deemed by the Adviser to be in the best interest of the Fund, and to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), to hedge various investments for risk management and speculative purposes.

Highland Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hfii_SupplementTextBlock

HIGHLAND FUNDS II

Fund	Class A	Class C	Class Y
Highland Small-Cap Equity Fund	HSZAX	HSZCX	HSZYX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 19, 2016 to the Prospectus and Statement of Additional Information (“SAI”) for the Funds, dated February 1, 2016, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Disclosure Relating to Highland Small-Cap Equity Fund (for purposes of this section only, the “Fund”)

The final paragraph of the section entitled "Principal Investment Strategies" that begins on page 16 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund's small-cap range, debt securities and foreign (non-U.S.) securities. The Fund may also invest in exchange-traded funds ("ETFs"). The Fund may invest without limitation in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments the Fund can make. The Fund may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to any extent deemed by the Adviser to be in the best interest of the Fund, and to the extent permitted by the 1940 Act, to hedge various investments for risk management and speculative purposes.

Highland Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hfii_SupplementTextBlock

HIGHLAND FUNDS II

Fund	Class A	Class C	Class Y
Highland Global Allocation Fund	HCOAX	HCOCX	HCOYX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 19, 2016 to the Prospectus and Statement of Additional Information (“SAI”) for the Funds, dated February 1, 2016, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Disclosure Relating to Highland Global Allocation Fund (for purposes of this section only, the “Fund”)

The eighth paragraph of the section entitled "Principal Investment Strategies" that begins on page 30 of the Prospectus is deleted in its entirety and replaced with the following:

In addition, the Fund may invest in pooled investment vehicles, including exchange-traded funds ("ETFs"). The Fund's portfolio may include pooled investment vehicles that provide exposure to foreign equity securities and that invest in both developed and emerging markets, including ETFs that seek to track the performance of securities of a single country. The Fund may invest without limitation in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments the Fund can make. The Fund may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to any extent deemed by the Adviser to be in the best interest of the Fund, and to the extent permitted by the 1940 Act, to hedge various investments for risk management and speculative purposes.